Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 006
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
Cintas Partners’ Plan
EIN #31-1188630 Plan #006
Schedule H, Line 4i – Schedule of Assets (Held at End of Year)
December 31, 2025

Identity of Issue, Borrower, Lessor or Similar Party	Description of Investment Including Maturity Date, Interest Rate, Number of Shares or Par Value	Current Value

Cintas Corporation common stock
Cintas Corporation Common Stock Fund*	8,485,881 shares	$1,595,831,272

Interest-bearing cash within the Cintas Corporation Common Stock Fund
Fifth Third Banksafe Cash Deposit Account*		21,270,550
		1,617,101,822

Mutual funds
Artisan Mid Cap Fund	2,761,650 shares	115,188,404
DFA Large Cap Value Fund	2,205,327 shares	124,181,987
Fidelity Advisor International Capital Appreciation Fund	2,355,274 shares	84,766,323
Dodge & Cox Income Fund	3,235,861 shares	41,613,166
Vanguard Small Cap Index Institutional Fund	314,557 shares	112,199,208
PIMCO Real Return Fund	1,422,258 shares	14,748,817
PIMCO Investment Grade Credit Bond Fund	2,296,852 shares	21,131,035
Fidelity 500 Index Fund	1,134,718 shares	269,745,266
Vanguard Russell 1000 Growth	258,713 shares	242,302,916
		1,025,877,122

Common collective trust (CCT)
T. Rowe Price Retirement Trust Fund	1,858,999 shares	42,292,230
T. Rowe Price 2020 Trust Fund	1,053,419 shares	31,560,425
T. Rowe Price 2025 Trust Fund	2,506,111 shares	82,426,001
T. Rowe Price 2030 Trust Fund	4,482,107 shares	162,745,304
T. Rowe Price 2035 Trust Fund	4,779,491 shares	190,319,330
T. Rowe Price 2040 Trust Fund	8,231,169 shares	351,388,610
T. Rowe Price 2050 Trust Fund	11,294,619 shares	505,660,109
T. Rowe Price 2060 Trust Fund	4,642,172 shares	133,648,126
		1,500,040,135

Synthetic guaranteed investment contracts
Fifth Third BankSafe Cash Deposit Account*		1,251,681
Prudential Synthetic Wrap GA-62421, variable rate funds:
Fixed Income Term Fund 2025		797,532
Fixed Income Term Fund 2026		9,375,932
Fixed Income Term Fund 2027		9,028,868
Fixed Income Term Fund 2028		9,464,341
Fixed Income Term Fund 2029		10,562,235
Prudential Short Duration Gov/Credit Bond Fund CCT		28,317,445
Prudential Life Insurance Company of America (wrap contract)		824,751
Cintas Partners’ Plan
EIN #31-1188630 Plan #006
Schedule H, Line 4i – Schedule of Assets (Held at End of Year) (continued)
December 31, 2025

Identity of Issue, Borrower, Lessor or Similar Party	Description of Investment Including Maturity Date, Interest Rate, Number of Shares or Par Value	Current Value
Synthetic guaranteed investment contracts (continued)
Voya MCA-60393, variable rate funds:
Fixed Income Term Fund 2025		339,605
Fixed Income Term Fund 2026		2,644,950
Fixed Income Term Fund 2027		3,047,530
Fixed Income Term Fund 2028		3,038,838
Fixed Income Term Fund 2029		3,886,324
Voya MCA-60393 (Intermediate Core Fund) CCT		36,658,214
Voya MCA-60393 (Loomis Sayles Intermediate Gov/Credit Fund) CCT		32,597,423
Voya MCA-60393 (wrap contract)		1,749,866
Met Tower Life 39881, variable rate funds:
Fixed Income Term Fund 2025		274,196
Fixed Income Term Fund 2026		2,092,940
Fixed Income Term Fund 2027		2,410,191
Fixed Income Term Fund 2028		2,367,452
Fixed Income Term Fund 2029		3,095,709
Met Tower Life 39881 (Intermediate Core Fund) CCT		28,825,675
Met Tower Life 39881 (Loomis Sayles Intermediate Gov/Credit Fund) CCT		31,071,188
Met Tower Life 39881 (wrap contract)		1,671,910
		225,394,796
	Varying maturity dates with interest rates ranging from
Participant loans*	4.25 - 10.5%	64,321,077
		$4,432,734,952

* Indicates party-in-interest to the Plan